Contingencies and commitment (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

	As of March 31
	2023	2022
Rights of use lease assets	$513,409	$723,604

Lease liabilities, current	$80,060	$132,114
Lease liabilities, non-current	595,587	703,972
Total operating lease liabilities	675,647	$836,086

As of March 31, 2023, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	6.10	7.45
Weighted average discount rate	4.90%	4.90%

Schedule of maturities of lease liabilities

2023	$110,726
2024	104,174
2025	142,057
2026	142,057
2027 and thereafter	284,114
Total undiscounted cash flows	783,128
Less: imputed interest	(107,481)
Present value of lease liabilities	$675,647